UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/2006_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _05/15/06__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __33__________

Form 13F Information Table Value Total:    __$142,945____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      289     7500 SH       SOLE                     7500
Abercrombie & Fitch         COM              002896207     6814   116870 SH       SOLE                   116870
Franklin Resources          COM              354613101     3968    42102 SH       SOLE                    42102
Berkshire Hathaway Class A  CLA              084670108     6686       74 SH       SOLE                       74
Berkshire Hathaway Class B  CLB              084670207    15801     5246 SH       SOLE                     5246
Blyth                       COM              09643P108     1254    59650 SH       SOLE                    59650
Claires Stores              COM              179584107     8566   235926 SH       SOLE                   235926
Dell Inc           	    COM              24702R101     8571   288000 SH       SOLE                   288000
Cedar Fair LP               COM              150185106      909    31090 SH       SOLE                    31090
Gap Inc                     COM              364760108     1753    93819 SH       SOLE                    93819
Home Depot                  COM              437076102      338     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     6600   305990 SH       SOLE                   305990
HNI Corp          	    COM              404251100     1200    20335 SH       SOLE                    20335
Ishares Trust S&P 500       COM              464287200     4352    33500 SH       SOLE                    33500
Johnson & Johnson           COM              478160104      393     6628 SH       SOLE                     6628
Jones Apparel Group         COM              480074103     2554    72210 SH       SOLE                    72210
JPMorgan Chase              COM              46625H100      361     8659 SH       SOLE                     8659
McDonalds Corp              COM              580135101      470    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100    11756   214135 SH       SOLE                   214135
Magna Intl Inc. Class A     CLA              559222401     4712    62254 SH       SOLE                    62254
Altria Group                COM              02209S103     7031    99230 SH       SOLE                    99230
Merck Co Inc                COM              589331107      386    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     2882    33865 SH       SOLE                    33865
Nucor Corp                  COM              670346105      210     2000 SH       SOLE                     2000
Pfizer Inc                  COM              717081103      202     8100 SH       SOLE                     8100
Papa Johns Intl Inc.        COM              698813102     1416    43168 SH       SOLE                    43168
Staples Inc.                COM              855030102     3019   118309 SH       SOLE                   118309
Suntrust Bks Inc.           COM              867914103      202     2773 SH       SOLE                     2773
State Street Corp           COM              857477103     5225    86470 SH       SOLE                    86470
Constellation Brand CL A    CLA              21036P108    11369   453860 SH       SOLE                   453860
Telefonos De Mex L          SPONSORED ADR    879403780     1241    55200 SH       SOLE                    55200
Toll Brothers               COM              889478103    14313   413320 SH       SOLE                   413320
Walmart Stores Inc          COM              931142103     8103   171520 SH       SOLE                   171520